Fair Value Measurements (Details) - Monte-Carlo $ in Thousands	Dec. 31, 2020 USD ($)
Level 3 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Sensitivity to changes in fair value, increase amount	$ 238
Interest rate, measurement input
Disclosure of fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.48
Sensitivity to change in observable inputs	0.05